COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 5,279,902,398	$ 809,180,444	¥ 8,091,990,270		¥ 5,562,204,889
Restricted cash	11,875,079	1,819,935	42,902,719
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 5,291,777,477	$ 811,000,379	¥ 8,134,892,989	$ 1,246,726,894	¥ 5,562,204,889	¥ 539,601,552